STOCK-BASED COMPENSATION (Transactions During Fiscal 2019-Stock Options) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Jun. 26, 2019		Jun. 27, 2018	Jun. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Tax benefit from exercise of stock options		$ 0.4		$ 0.6	$ 1.6
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 27, 2018, number of options		2.4
Granted, number of options	[1]	0.7
Exercised, number of options		(0.1)
Forfeited or canceled, number of options		(0.5)
Options outstanding at June 26, 2019, number of options		2.5	[1]	2.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 27, 2018, weighted average exercise price		$ 38.87
Granted, weighted average exercise price		43.57
Exercised, weighted average exercise price		29.89
Forfeited or canceled, weighted average exercise price		35.17
Options outstanding at June 26, 2019, weighted average exercise price		$ 41.33		$ 38.87
Options, outstanding, weighted average remaining contractual term		5 years 3 months 18 days
Options, outstanding, intrinsic value		$ 6.6
Options, exercisable, number		0.8
Options, exercisable, weighted average exercise price		$ 45.07
Options, exercisable, weighted average remaining contractual term		3 years 6 months
Options, exercisable, intrinsic value		$ 1.7
Unrecognized compensation expense		$ 2.6
Period of recognition for unrecognized stock-based compensation costs, in years		2 years 3 months 18 days
Total intrinsic value of options exercised		$ 1.8		$ 2.5	$ 5.6
Fiscal 2019 [Member] | Modification of stock-based compensation award [Member] | Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted, number of options		0.4

[1]	(1) There were 0.4 million performance stock options granted in fiscal 2019, all of which were outstanding at June 26, 2019.